Fair Value Measurements - Schedule of Fair Value Measurement of the FPA (Details)	Dec. 31, 2024	Feb. 02, 2024
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	4.25	4.14
Stock price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	35	226.5
Expected life [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	2.1	2.8
Expected volatility of underlying stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	105	70
Dividends [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	0	0